SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2022
Operating Segments [Abstract]
Disclosure of Operating Segments

(in thousands of U.S. dollars)
For the year ended December 31, 2022	Single-Family Rental(1)	Adjacent Businesses (1)	Private Funds and Advisory(1)	Corporate(1)	Consolidated results

Revenue from single-family rental properties	$645,585	$—	$—	$—	$645,585
Direct operating expenses	(209,089)	—	—	—	(209,089)
Net operating income from single-family rental properties	436,496	—	—	—	436,496

Revenue from private funds and advisory services	—	—	160,088	—	160,088

Income from equity-accounted investments in multi-family rental properties	—	1,550	—	—	1,550
Income from equity-accounted investments in Canadian residential developments	—	11,198	—	—	11,198
Other income	1,405	1,668	—	7,813	10,886
Income from investments in U.S. residential developments	—	16,897	—	—	16,897
Compensation expense	—	—	—	(99,256)	(99,256)
Performance fees expense	—	—	—	(35,854)	(35,854)
General and administration expense	—	—	—	(58,991)	(58,991)
Loss on debt modification and extinguishment	—	—	—	(6,816)	(6,816)
Transaction costs	—	—	—	(18,537)	(18,537)
Interest expense	—	—	—	(213,932)	(213,932)
Fair value gain on rental properties	—	—	—	858,987	858,987
Fair value loss on Canadian development properties	—	—	—	(440)	(440)
Fair value gain on derivative financial instruments and other liabilities	—	—	—	184,809	184,809
Amortization and depreciation expense	—	—	—	(15,608)	(15,608)
Realized and unrealized foreign exchange gain	—	—	—	498	498
Net change in fair value of limited partners’ interests in single-family rental business	—	—	—	(297,381)	(297,381)
Income tax expense	—	—	—	(155,220)	(155,220)
Segment net income from continuing operations	$437,901	$31,313	$160,088	$150,072	$779,374
Segment net income from discontinued operations	—	35,106	—	—	35,106
Segment net income	$437,901	$66,419	$160,088	$150,072	$814,480
(1) Financial information for each segment is presented on a consolidated basis.

For the year ended December 31, 2021	Single-Family Rental(1)	Adjacent Businesses (1)	Private Funds and Advisory(1)	Corporate(1)	Consolidated results

Revenue from single-family rental properties(2)	$445,915	$—	$—	$—	$445,915
Direct operating expenses(2)	(149,940)	—	—	—	(149,940)
Net operating income from single-family rental properties	295,975	—	—	—	295,975

Revenue from private funds and advisory services	—	—	50,693	—	50,693

Income from equity-accounted investments in multi-family rental properties(2)	—	2,255	—	—	2,255
Income from equity-accounted investments in Canadian residential developments	—	8,200	—	—	8,200
Other income	—	1,327	—	3,459	4,786
Income from investments in U.S. residential developments	—	31,726	—	—	31,726
Compensation expense	—	—	—	(89,951)	(89,951)
Performance fees expense	—	—	—	(42,272)	(42,272)
General and administration expense	—	—	—	(41,420)	(41,420)
Loss on debt extinguishment	—	—	—	(3,497)	(3,497)
Transaction costs	—	—	—	(13,260)	(13,260)
Interest expense	—	—	—	(147,680)	(147,680)
Fair value gain on rental properties	—	—	—	990,575	990,575
Fair value gain on Canadian development properties	—	—	—	10,098	10,098
Fair value loss on derivative financial instruments and other liabilities	—	—	—	(220,177)	(220,177)
Amortization and depreciation expense	—	—	—	(12,129)	(12,129)
Realized and unrealized foreign exchange loss	—	—	—	(2,934)	(2,934)
Net change in fair value of limited partners’ interests in single-family rental business	—	—	—	(185,921)	(185,921)
Income tax expense(2)	—	—	—	(175,710)	(175,710)
Segment net income from continuing operations	$295,975	$43,508	$50,693	$69,181	$459,357
Segment net income from discontinued operations(2)	—	(9,830)	—	—	(9,830)
Segment net income	$295,975	$33,678	$50,693	$69,181	$449,527
(1) Financial information for each segment is presented on a consolidated basis.
(2) The comparative period has been reclassified to conform with the current period presentation. Resident recoveries of $4,172 previously recorded as a reduction in direct operating expenses have been reclassified to revenue from single-family rental properties and income from equity-accounted investments in U.S. multi-family rental properties including income tax expense has been reclassified as discontinued operations, separate from the Company's continuing operations (Note 5).